Goodwill and Intangible Assets, net - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance	$ 98,531	$ 98,520	$ 98,147
Business acquisitions	26,600		347
Foreign currency translation impact	(1,437)	11	26
Ending balance	$ 123,694	$ 98,531	$ 98,520